ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Accumulated Other Comprehensive Income

($ millions)	Currency Translation Reserve	Cash Flow Hedge Reserve	Pension and other Post-Retirement Benefit Plan Adjustments(2)	Total
Balance at December 31, 2021	32	8	(12)	28
Other comprehensive gain before hedging activities	295	—	15	310
Other comprehensive (loss) gain resulting from hedging activities(1)	(20)	23	—	3
Balance at December 31, 2022	307	31	3	341
Other comprehensive loss before hedging activities	(106)	—	(11)	(117)
Other comprehensive gain (loss) resulting from hedging activities(1)	10	(13)	—	(3)
Balance at December 31, 2023	211	18	(8)	221
(1)     Amounts relate to hedges of the Company's net investment in foreign operations (reported in Currency Translation Reserve) and interest rate forward swaps (reported in Cash Flow Hedge Reserve) (Note 23). At December 31, 2023, the other comprehensive loss resulting from hedging activities for interest rate forward swaps includes a realized gain of $16 million that was reclassified to net finance costs (2022: $5 million realized gain).
(2)     Pension and other Post-Retirement Benefit Plan Adjustments will not be reclassified into earnings.